Inventories	6 Months Ended
Jun. 30, 2025
Inventories
Inventories

10.Inventories

	At June 30,	At December 31,
(Euro thousands)	2025	2024
Raw materials, ancillary materials and consumables	12,812	12,688
Work-in-progress and semi-finished products	6,534	7,784
Finished goods	54,670	69,240
Total inventories	74,016	89,712

The cost of inventories recognized as an expense in cost of sales amounted to €61,490 thousand and €72,598 thousand for the six months ended June 30, 2025 and 2024 respectively.

For the six months ended June 30, 2025, the net amount of €3,687 thousand inventory impairment loss was reversed as the goods were sold at an amount in excess of the written-down value (June 30, 2024: €3,269 thousand). The amount reversed was within cost of sales.